Commission expense (Tables)	12 Months Ended
Dec. 31, 2018
Commission expense
Detail of fee and commission expense

	Million of euros
	2018	2017	2016
Commissions assigned to third parties	1,972	1,831	1,639
Cards	1,358	1,391	1,217
By collection and return of effects	11	12	11
Other fees assigned	603	428	411

Other commissions paid	1,207	1,151	1,124
Brokerage fees on lending and deposit transactions	42	49	47
Sales of insurance and pension funds	232	205	204
Other fees and commissions	933	897	873
	3,179	2,982	2,763